Benefits Plans (Tables)	12 Months Ended
Dec. 31, 2012
Defined Benefit Plan Disclosure [Line Items]
Plan's Funded Status [Table Text Block]

Change in Benefit Obligation:	December 31,
	2012	2011
	(In Thousands)

Benefit obligation, beginning of year	$10,338	$8,723
Interest Cost	444	469
Actuarial loss	454	1,807
Benefits paid	(514)	(503)
Settlements	(752)	(158)
Benefit obligation, ending	$9,970	$10,338

Change in Plan Assets:

Fair value of assets, beginning of year	$4,973	$4,746
Actual return on plan assets	597	76
Employer contributions	2,700	812
Benefits paid	(514)	(503)
Settlements	(752)	(158)

Fair value of assets, ending	$7,004	$4,973

Reconciliation of Funded Status:

Accumulated benefit obligation	$9,970	$10,338

Projected benefit obligation	$9,970	$10,338

Fair value of assets	(7,004)	(4,973)

Funded status, included in other liabilities	$(2,996)	$(5,365)

Valuation assumptions used to determine
benefit obligation at period end:

Discount rate	4.05%	4.40%

Salary Increase Rate	N/A	N/A

Net Periodic Expense [Table Text Block]

Net Periodic Pension Expense:	December 31,
	2012	2011
	(In Thousands)

Interest cost	$444	$469
Expected return on assets	(463)	(375)
Amortization of net (gain) or loss	63	-
Settlement loss	164	-

Net Periodic Pension Cost	$208	$94

Valuation assumptions used to determine net periodic benefit cost for the year:

Discount rate	4.40%	5.54%
Long term rate of return on plan assets	8.00%	8.00%
Salary Increase Rate	N/A	N/A

Asset Allocation Parameters by Asset Class [Table Text Block]

Asset Allocation Parameters by Asset Class
	Minimum	Target	Maximum
Equity
Large-Cap U.S.		26%
Mid/Small-Cap U.S.		12%
Non-U.S.		12%
Total-Equity	40%	50%	60%

Fixed Income
Long Duration		47%
Money Market/Certificates of Deposit		3%
Total-Fixed Income	40%	50%	60%

Fair Value of Plan Assets [Table Text Block]

Asset Category	Total	(Level 1)		(Level 2)		(Level 3)

Mutual funds-Equity
Large-Cap Value (a)	$766,221	$766,221	$		$
Mid-Cap Value (b)	385,766	385,766		-		-
Small-Cap Value (c)	367,800	367,800		-		-
Foreign Large Growth (d)	230,043	230,043		-		-

Mutual Funds-Fixed Income
World Bond (e)	793,273	793,273		-		-
Intermediate Government (f)	727,626	727,626		-		-
Inflation Protected (g)	666,735	666,735		-		-

Mutual Funds-Asset Allocation/Balanced
Conservative Allocation (h)	2,219,131	2,219,131		-		-
World Allocation (i)	340,332	340,332		-		-

Stock
BCB Common Stock	477,225	477,225		-		-

Cash Equivalents
Money Market	$30,348	$30,348		$-		$-

Total	$7,004,500	$7,004,500		$-		$-

Summary of Stock Option Activity [Table Text Block]

	Number of Options	Range of Exercise Price	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value (000's)

Outstanding at December 31, 2010	289,613	$5.29-$29.25	$ 12.00

Options forfeited	(3,000)	29.25	29.25
Options exercised	(28,637)	8.26	8.26		$ 70
Options granted	60,000	8.93	8.93
Options expired	-	-	-

Outstanding at December 31, 2011	317,976	$5.29-$29.25	11.61	4.46 years	231

Options forfeited	(11,000)	8.93-29.25	17.06
Options exercised	(29,661)	5.29-9.34	6.01		131
Options granted	-	-	-
Options expired	(3,019)	5.29-15.11	11.80

Outstanding at December 31, 2012	274,296	$8.93-$29.25	11.97	2.96 years	34

Exercisable at December 31, 2012	224,796	$8.93-$29.25	12.64	1.71 years	6

Schedule of Assumptions Used [Table Text Block]

Expected life	7.25 years
Risk-free interest rate	1.44%
Volatility	29.80%
Dividend yield	4.71%
Fair value	$ 1.49

SERP Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Plan's Funded Status [Table Text Block]

Change in Benefit Obligation:	December 31,
	2012	2011
	(In Thousands)

Benefit obligation, beginning of year	$511	$596
Interest Cost	21	29
Actuarial loss	16	25
Benefits paid	(74)	(139)
Benefit obligation, ending	$474	$511

Change in Plan Assets:

Fair value of assets, beginning of year	$-	$-
Employer contributions	74	139
Benefits paid	(74)	(139)

Fair value of assets, ending	$-	$-

Reconciliation of Funded Status:

Accumulated benefit obligation	$474	$511

Projected benefit obligation	$474	$511

Fair value of assets	-	-

Funded status, included in other liabilities	$474	$511

Valuation assumptions used to determine
benefit obligation at period end:

Discount rate	4.05%	4.40%

Salary Increase Rate	N/A	N/A

Net Periodic Expense [Table Text Block]

	December 31,
Net Periodic SERP Expense:	2012	2011
	(In Thousands)

Interest Cost	$21	$29

Net Periodic SERP Cost	$21	$29

Valuation assumptions used to determine net periodic benefit cost for the year:

Discount rate	4.40%	5.54%

Rate of increase in compensation	N/A	N/A	%

Expected Benefit Payments [Table Text Block]

At December 31, 2012 and December 31, 2011, unrecognized net loss of $46,000 and $30,000, respectively, was included, net of deferred income tax, in accumulated other comprehensive income in accordance with ASC 715-20 and ASC 715-30. None of the unrecognized net loss is expected to be recognized in net periodic SERP cost for the year ended December 31, 2012.

The Company expects to contribute, based upon actuarial estimates, approximately $62,000 to the SERP plan in 2013.

Benefit payments are expected to be paid for the years ended December 31 as follows (In thousands):

2013 $ 62 2014 62 2015 62 2016 62 2017 62 2018-2022 218